Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Statement of Cash Flows [Abstract]
Net (loss) income	$ (19,302,485)	$ 12,137,252	$ 6,551,259
Adjustments to reconcile net income to net cash used in operating activities:
Depreciation and amortization	11,932,923	5,392,567	439,279
Amortization of operating lease right-of-use assets	328,821	323,079	184,427
Credit losses and allowance for doubtful accounts, net of recovery	3,317,164	866,556	1,204,551
Change in fair value of warrant liability	4,203,405	(6,827,034)
Gain on extinguishment of warrant liability	(5,002,010)
Loss on issuance of warrant liability	22,339,159
Issuance costs allocated to warrant liability	30,319	823,846
Stock-based compensation	8,524,940	3,825,000
Changes in operating assets and liabilities:
Accounts receivable, net	(704,471)	1,888,855	(1,684,402)
Accounts receivable – related party			301,136
Advances to vendors, net	(7,334,351)	(3,608,902)	(766,921)
Prepaid expenses and other current assets	49,953	986,416	1,518,313
Amounts due from related parties	(6,858)
Prepaid expenses and other assets		(59,151)	(65,892)
Accounts payable	574,069	643,771	(411,037)
Advances from customers	2,905,294	3,387,647	(809,364)
Advances from customers - related party		(19,154)
Amounts due to related parties	(26,468)	49,070
Taxes payable	637,248	408,233	1,129,748
Accrued expenses and other liabilities	(93,751)	(1,848,968)	(1,549,218)
Gain on short-term investments received		36,360
Lease liabilities	(262,882)	(296,745)	(265,773)
Net cash provided by operating activities	22,110,019	18,108,698	5,776,106
Cash flows from investing activities
Purchase of property and equipment	(13,579)	(5,552)	(9,782)
Purchase of intangible assets	(33,174,767)	(36,564,875)	(7,156,636)
Purchase of short-term investments			(750,000)
Cash received from investment recovery		750,000
Purchases of long-term investments	(201,000)	(277,589)
Collection of loans to related parties			184,311
Loans to third parties		(15,278,951)	(2,400,000)
Investment in short drama	(38,821)
Collection of loans to third parties		16,677,508	2,400,000
Net cash used in investing activities	(33,428,167)	(34,699,459)	(7,732,107)
Cash flows from financing activities
Borrowings from third parties			(217,629)
Repayments of third parties loans			23,393
Proceeds from short-term bank loans	4,020,797	7,286,708	2,526,658
Repayments of short-term bank loans	(5,951,009)	(4,502,996)	(1,545,149)
Deferred offering cost			(70,867)
Capital contributions			10,923,053
Net proceeds from issuance of initial public offering		5,198,388
Net proceeds from issuance of ordinary shares and warrant with private placements	6,498,620	8,939,998
Net cash provided by financing activities	4,568,408	16,922,098	11,639,459
Effect of foreign exchange rate on cash	(146,088)	299,643	(381,942)
Net (decrease) increase in cash	(6,895,828)	630,980	9,301,516
Cash and restricted cash the beginning of the year	11,068,560	10,437,580	1,136,064
Cash and restricted cash the end of the year	4,172,732	11,068,560	10,437,580
Supplemental disclosures of cash flow information:
Income taxes paid	9,650	37,149	258
Interest paid	195,265	195,331	126,206
Non-cash transactions of investing and financing activities:
Initial recognition of right-of-use assets			1,022,582
Liability extinguished upon cashless exercise of warrants	27,598,208	945,106
Deferred offering costs directly charged to equity		$ 198,546